LEASE LIABILITIES AND RIGHT OF USE ASSETS (Details 3) - USD ($)			12 Months Ended		21 Months Ended
	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018
Operating Leases, Rent Expense		$ 1,500	$ 220,407	$ 144,030	$ 300
Total operating lease liabilities	$ 523,686	568,268
Less current portion	(152,352)	(166,252)	0
Long term portion	371,334	402,016	$ 0
Tucson Arizona office lease [Member]
Operating Leases, Rent Expense	490,090	518,309
Atlanta georgia [Member]
Operating Leases, Rent Expense	$ 33,596	$ 49,959